Investment Strategy	May 27, 2026
Tuttle Capital Pure Play Photonics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and swaps referencing companies whose primary business operations are directly related to photonics.

Photonics generally refers to the science and technology of generating, manipulating, transmitting, detecting, measuring, and applying light (photons), including visible, infrared, and ultraviolet light. The Fund seeks to provide focused exposure to companies that derive a majority of their revenues or operating profits from photonics-related products and services.

Pure-Play Revenue Exposure Requirement

The Fund applies a “pure-play” revenue exposure screen designed to limit exposure to diversified conglomerates in which photonics-related business lines are incidental or non-core. In general, a company will be eligible for inclusion if it derives at least 50% of its revenues or operating profits (as determined by the Adviser based on publicly available disclosures, company filings, and reasonable estimates) from photonics-related products or services. However, as noted below, the Adviser retains discretion to include companies that do not currently meet the 50% revenue threshold if the Adviser determines the company has a substantial nexus to photonics-related activities and reasonably expects the company to derive a majority of its revenues or operating profits from photonics-related products or services in the future.

Adviser Discretion and Subjective Inclusion Criteria

As noted above, the Adviser may, in its discretion, include companies that do not currently meet the 50% revenue or operating profit threshold if the Adviser determines that the company has a substantial nexus to photonics-related activities and reasonably expects the company to derive a majority of its revenues or operating profits from photonics-related products or services in the future.

In making such determinations, the Adviser may consider, among other factors:

•Public disclosures, investor presentations, earnings calls, strategic plans, or regulatory filings indicating a corporate shift, restructuring, or strategic emphasis toward photonics-related businesses;
•Capital allocation trends, including material research and development expenditures, acquisitions, divestitures, or capital investment directed toward photonics technologies;
•Revenue backlog, signed contracts, partnerships, joint ventures, or customer concentration suggesting meaningful future photonics exposure;
•Intellectual property portfolios, patent filings, proprietary platforms, or core technological capabilities centered on photonics;
•Early-stage or pre-revenue companies whose principal business operations are photonics-focused, including companies in commercialization, pilot production, or development phases;
•Spin-offs or newly public entities formed to pursue photonics-related business lines;
•Situations where financial reporting segments do not yet fully reflect the economic significance of photonics-related operations--such as, for example, (i) companies that report photonics-related products and services within a broader operating segment that also includes non-photonics business lines and, as a result, the revenue disclosure may obscure the magnitude of the photonics business; (ii) companies that have recently acquired or divested business lines and the historical reported financials do not yet reflect the post-transaction photonics revenue mix; or (iii) companies that derive material revenue from photonics-related components, subsystems, or services that are aggregated with non-photonics revenue under a single product or end-market category.

Such determinations are inherently subjective and may be based on incomplete, evolving, or forward-looking information. The Adviser is not required to apply the 50% revenue threshold mechanically and retains discretion in interpreting company disclosures and assessing the degree of photonics-related exposure.

Companies that neither meet the revenue threshold nor satisfy the Adviser’s qualitative assessment may be excluded even if they participate meaningfully in broader semiconductor, electronics, industrial, aerospace, defense, telecommunications, or related industries.

Photonics-Related Activities

Photonics-related products and services may include, but are not limited to, optical communications components and subsystems (such as lasers, modulators, coherent optics, transceivers, optical amplifiers, silicon photonics devices, and photonic integrated circuits), industrial and scientific laser systems, beam delivery systems, advanced manufacturing and metrology systems, photonic sensing and imaging technologies (including LiDAR, infrared imaging, spectrometry, and optical detection systems), optoelectronic devices (including LEDs, laser diodes, and compound semiconductor devices), and specialized manufacturing equipment used in the production of photonic and optoelectronic components.

Types of Securities

The Fund may invest in common stocks, preferred stocks, depositary receipts (including ADRs and GDRs), other equity securities of U.S. and non-U.S. issuers in developed and emerging markets, and swaps and other derivative instruments that provide exposure to such securities or issuers, and may participate in initial public offerings consistent with its investment strategy.

The Fund may invest in companies of any size but expects to focus primarily on small- and mid-capitalization companies due to the specialized and innovation-driven nature of the photonics industry.

Industry and Sector Exposure

Because the Fund focuses on photonics-related businesses, it expects to have significant exposure to companies in the technology sector and may also have significant exposure to the industrials, semiconductor, materials, communications equipment, aerospace and defense, healthcare technology, and capital goods industries. The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that photonics-focused companies are so concentrated.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Portfolio Turnover

The Fund may have a relatively high portfolio turnover rate, which may result in increased transaction costs and potential tax consequences.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and swaps referencing companies whose primary business operations are directly related to photonics.
Tuttle Capital Photonics Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to companies whose primary business operations are directly related to photonics while also generating income through a structured options overlay strategy.

Under normal market conditions, the Fund will invest directly in common stocks, preferred stocks, depositary receipts (including ADRs and GDRs) of photonics-related companies, and use exchange-traded call options, and synthetic positions (deriving their value from specific photonics-related securities) to gain long exposure to photonics-related companies equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes). The Fund also will implement a systematic put spread strategy to generate income.

Photonics Investment Focus

Photonics generally refers to the science and technology of generating, manipulating, transmitting, detecting, measuring, and applying light (photons), including visible, infrared, and ultraviolet light. The Fund seeks to provide focused exposure to companies that are engaged in the development, production, commercialization, or application of photonics-related products and services.

Photonics-related products and services may include, but are not limited to, optical communications components and subsystems (such as lasers, modulators, coherent optics, transceivers, optical amplifiers, silicon photonics devices, and photonic integrated circuits), industrial and scientific laser systems, beam delivery systems, advanced manufacturing and metrology systems, photonic sensing and imaging technologies (including LiDAR, infrared imaging, spectrometry, and optical detection systems), optoelectronic devices (including LEDs, laser diodes, and compound semiconductor devices), and specialized manufacturing equipment used in the production of photonic and optoelectronic components.

The Fund may invest in U.S. and non-U.S. issuers in developed and emerging markets and may invest in companies of any market capitalization. The Fund expects to have significant exposure to companies in the technology sector and may also have significant exposure to the industrials, semiconductor, materials, communications equipment, aerospace and defense, healthcare technology, and capital goods industries due to the nature of the photonics industry.

Long Exposure Strategy

The Fund may invest directly in common stocks, preferred stocks, and depositary receipts (including ADRs and GDRs) of photonics-related companies.

In addition, the Fund may obtain exposure with exchange-traded call options on photonics-related securities (i.e., the underlying security), including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific photonics-related securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security's price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to photonics-related securities through synthetic long positions constructed using long call and short put options on the same underlying security with the same strike price and expiration date. To achieve a synthetic long exposure, the Fund will buy call options and, simultaneously, sell put options to try to replicate the price movements of the underlying security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of the underlying security at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. These positions on underlying photonics-related securities may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.
Put Spread Income Strategy

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on the underlying photonics-related securities. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security's price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received.

The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, liquidity, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund may hold U.S. Treasuries, money market instruments, cash, or cash equivalents to collateralize its options positions.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. A return of capital represents a return of a portion of a Fund shareholder’s original investment in the Fund and should not be confused with a dividend, yield or income. Return of capital distributions will reduce an investor’s cost basis in the Fund's shares and may result in a higher capital gain or lower capital loss when the shares are sold. (see “Distribution Tax/Return of Capital Risk” under the section “Principal Risks of Investing in the Fund” further below.)

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of any specific photonics-related security or index, and the Fund’s performance will differ from that of the individual securities to which it has exposure. The performance differences will depend on, among other things, changes in the value of the photonics-related securities, changes in the value of the puts the Fund has bought and sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the underlying photonics-related securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund will invest directly in common stocks, preferred stocks, depositary receipts (including ADRs and GDRs) of photonics-related companies, and use exchange-traded call options, and synthetic positions (deriving their value from specific photonics-related securities) to gain long exposure to photonics-related companies equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes). The Fund also will implement a systematic put spread strategy to generate income.